COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of commitments [text block] [Abstract]
Schedule of letters of credit, certificates of deposits and warranty insurance policies
Creditor Guarantee	Debtor	Type	Value ThUS$	Release date

Corporación Peruana de Aeropuertos y Aviación Comercial	Latam Airlines Perú S.A.	Twenty six letter of credit	3,493	Jan-31-20
Lima Airport Partners S.R.L.	Latam Airlines Perú S.A.	Twenty one letter of credit	2,990	Feb-17-20
Superintendencia Nacional de Aduanas y de Administración Tributaria	Latam Airlines Perú S.A.	Twenty five letter of credit	200,000	Feb-12-20
Instituto Nacional de Defensa de la Compentencia y de la Protección	Latam Airlines Perú S.A.	Forty three letter of credit	1,483	Feb-27-20
Aena Aeropuertos S.A.	Latam Airlines Group S.A.	Four letter of credit	2,820	Nov-15-20
American Alternative Insurance Corporation	Latam Airlines Group S.A.	Seven letter of credit	3,790	Abr-05-20
Citibank N.A.	Latam Airlines Group S.A.	One letter of credit	27,226	Dec-20-20
Comisión Europea	Latam Airlines Group S.A.	One letter of credit	9,346	Dec-31-20
Deutsche Bank A.G.	Latam Airlines Group S.A.	One letter of credit	2,500	March-31-20
Dirección General de Aeronáutica Civil	Latam Airlines Group S.A.	Forty six letter of credit	18,487	Feb-28-20
Empresa Pública de Hidrocarburos del Ecuador EP Petroecuador	Latam Airlines Group S.A.	One letter of credit	5,500	Jun-18-20
Metropolitan Dade County	Latam Airlines Group S.A.	Eight letter of credit	2,298	March-13-20
Numinous LLC	Latam Airlines Group S.A.	One letter of credit	2,200	Oct-15-20
Conselho Administrativo de Conselhos Federais	Tam Linhas Aéreas S.A.	Two letter of credit	1,730	Nov-24-20
Procon	Tam Linhas Aéreas S.A.	Three insurance policy guarantee	3,728	Apr-01-21
União Federal	Tam Linhas Aéreas S.A.	An insurance policy guarantee	1,277	Sep-28-21
Aena Aeropuertos S.A.	Tam Linhas Aéreas S.A.	One letter of credit	1,405	Aug-14-20
Procuradoria da Fazenda Nacional	Tam Linhas Aéreas S.A.	One letter of credit	8,017	Aug-10-20
RB Comercial Properties 49 Empreendimentos Imobiliarios LTDA	Tam Linhas Aéreas S.A.	One letter of credit	35,974	Apr-29-20
Tribunal de Justição de São Paulo.	Tam Linhas Aéreas S.A.	An insurance policy guarantee	1,927	Sep-23-24
17a Vara Cível da Comarca da Capital de João Pessoa/PB.	Tam Linhas Aéreas S.A.	An insurance policy guarantee	3,050	Jun-25-23
10ª Vara de Execuções Fiscais Federais de São Paulo/SP.	Tam Linhas Aéreas S.A.	An insurance policy guarantee	33,938	Oct-03-20
Vara da Fazenda Pública da Comarca do Rio de Janeiro - RJ	Tam Linhas Aéreas S.A.	An insurance policy guarantee	1,043	Sep-25-23
Vara das Execuções Fiscais Estaduais	Tam Linhas Aéreas S.A.	Three insurance policy guarantee	6,770	Jul-05-23
Vara Civel Campinas.	Tam Linhas Aéreas S.A.	An insurance policy guarantee	1,709	Jun-14-24
Procon	ABSA Linhas Aereas Brasileira S/A	An insurance policy guarantee	10,453	May-19-20
Vara Federal da Subseção de Campinas SP	ABSA Linhas Aereas Brasileira S/A	An insurance policy guarantee	15,856	Feb-20-21
Vara Federal da Subseção de Campinas SP	ABSA Linhas Aereas Brasileira S/A	One letter of credit	2,329	Oct-20-21
Conselho Administrativo de Conselhos Federais	ABSA Linhas Aereas Brasileira S/A	An insurance policy guarantee	5,435	Oct-20-21
			416,774